Stock Based Compensation (Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Exercisable) (Detail) (USD $)	10 Months Ended
	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Number of Shares	3,171,535	[1]
from February December 3 Weighted Average Exercise Price	$ 1.05	[1]
25, 2012 through 1, 2012 Weighted Average Remaining Contractual Life (in years)	4 years 5 months 23 days	[1]
Aggregate Intrinsic Value		[1]
Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Number of Shares	2,978,595
from February December 3 Weighted Average Exercise Price	$ 1.05
Aggregate Intrinsic Value
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
from February December 3 Weighted Average Exercise Price
Aggregate Intrinsic Value
Non-Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Number of Shares	192,940
from February December 3 Weighted Average Exercise Price	$ 1.05
Aggregate Intrinsic Value

[1]	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.